MERRILL LYNCH
BASIC VALUE
FUND, INC.




FUND LOGO




Semi-Annual Report

December 31, 1998


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.





Merrill Lynch
Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH BASIC VALUE FUND, INC.


TO OUR SHAREHOLDERS

During 1998, stock and bond market volatility reflected shifting investor perceptions regarding global economic prospects. Investor optimism early in the year gave way to expectations of deteriorating corporate profits and signs of a weakening economy by late summer. Further concerns arose from the precarious state of the Russian and other emerging market economies. As a result, world stock markets declined in the July--September period. At the same time, the uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. Yields also declined in sovereign bond markets of other major industrialized countries. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed US Treasury securities by a wide margin.

The US Federal Reserve Board and other central banks responded to the uncertain economic outlook through a series of monetary policy easings that served to restore investor confidence as 1998 drew toward a close. Stock markets around the world rallied, with the unmanaged Standard & Poor's 500 Index rising 21.3% and the unmanaged Morgan Stanley Capital International World Index (Ex-US) increasing 20.5% during the fourth quarter of 1998. However, as 1999 began, uncertainty regarding global economic prospects again began to cloud the investment outlook. At the same time, with stronger-than-expected economic results, prospects dimmed for further Federal Reserve Board monetary policy easings in the near future. The notable exception to the more subdued investment outlook in the United States was the unprecedented popularity of Internet-related stocks.

The weakening of the US dollar relative to the Japanese yen was one of the year's more surprising developments. Since a stronger yen would have a negative impact on the important export sector of Japan's fragile economy, the Japanese central bank intervened in the currency markets in January. For the overall global economy, the deepening recession in Japan is of great concern. At the same time, the difficulties in emerging economies such as Russia and Brazil remain. Further progress in easing strains within the global financial system would likely provide an important element of stability to the volatile investment environment.

Portfolio Matters
Security purchases during the final quarter of 1998 amounted to $328 million, while security sales were $361 million. On the buy side, we initiated one new position and added to 17 existing positions. On the sell side, we eliminated one holding and reduced positions in 19 commitments.

A new addition to the portfolio was The Boeing Co., the world's largest commercial aircraft manufacturer and a major military supplier. Early in December of 1998, the company warned, for the second time in less than five months, that sales and earnings forecasts were overly optimistic. This second disappointment in just a few months led to massive liquidation of the stock and a precipitous price decline. Also, there were at least six downgrades of the stock by brokerage house analysts. We viewed all these negatives as a buying opportunity.

The Boeing Co. has clearly been hurt by the economic turmoil in Asia, and the company's current guidance is for a prolonged period of reduced commercial aircraft deliveries. We think that there is a possibility current projections are overly pessimistic. Also, the company has strong cash flow and is continuing a stock buy-back program. At our entry price, additional risks seemed minimal, and long-term recovery prospects seemed favorable.



Merrill Lynch Basic Value Fund, Inc.
December 31, 1998



The major additions to established positions were Caterpillar Inc., Hewlett-Packard Company, Union Pacific Corporation and Diamond Offshore Drilling, Inc. Each was a new addition earlier in 1998, and we took advantage of price weakness and market volatility to build these holdings.

On the sell side, we eliminated Starwood Hotels & Resorts Worldwide, Inc., the company that acquired ITT Corp., a long-time holding in the portfolio. Partial sales included reductions in International Business Machines Corporation and Citigroup Inc., which remain our two largest holdings. We secured some profits in energy stocks with sales of Exxon Corporation and Mobil Corporation on the announcement of their pending merger. Also, we cut back on Chevron Corporation and Royal Dutch Petroleum Company.

For the full year, security purchases amounted to $1.9 billion while security sales totaled $1.5 billion. The sales generated cumulative profits of 76%, equal to $671 million. At December 31, 1998, our cash position stood at 10.0% of net assets, the lowest of the year, down from 13.2% at the end of the September quarter.

In Conclusion
Relative to the Standard & Poor's 500 Index, 1998 was not a good year for Merrill Lynch Basic Value Fund, Inc. A handful of very high-valuation growth stocks contributed the bulk of the S&P 500's gain although, in fact, more stocks declined in price for the year than advanced, by a margin of about four to three on the New York Stock Exchange and five to three on NASDAQ.

A hallmark of Merrill Lynch Basic Value Fund, Inc. during its more than 20-year history has been its strict adherence to the "value" philosophy. The temptation to make some adjustments in 1998 was evident, but was easily resisted. The valuation disparities between "growth" and "value" have seldom, if ever, been greater, but we expect the gap will begin to narrow in 1999.

Thank you for your investment in Merrill Lynch Basic Value Fund,
Inc. We look forward to reviewing our outlook and strategy in our upcoming quarterly report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Paul M. Hoffmann)
Paul M. Hoffmann
Senior Vice President and Portfolio Manager



February 8, 1999




Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/98                       +11.66%        + 5.80%
Five Years Ended 12/31/98                 +18.21         +16.94
Ten Years Ended 12/31/98                  +15.00         +14.38

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/98                       +10.51%        + 6.51%
Five Years Ended 12/31/98                 +17.00         +17.00
Ten Years Ended 12/31/98                  +13.83         +13.83

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/98                       +10.48%        + 9.48%
Inception (10/21/94)
through 12/31/98                          +19.79         +19.79

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/98                       +11.34%        + 5.49%
Inception (10/21/94)
through 12/31/98                          +20.73         +19.19

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Basic Value Fund, Inc.
December 31, 1998



PERFORMANCE DATA (concluded)

Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% current sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on July 1, 1977 to $24,353.31 on
December 31, 1998.


Recent Performance Results
                                                                                     Ten Years/
                                                   12 Month        3 Month        Since Inception
                                                 Total Return    Total Return       Total Return
ML Basic Value Fund Class A Shares*                 +11.66%         +12.38%           +304.52%
ML Basic Value Fund Class B Shares*                 +10.51          +12.06            +265.21
ML Basic Value Fund Class C Shares*                 +10.48          +12.07            +113.29
ML Basic Value Fund Class D Shares*                 +11.34          +12.27            +120.40
Dow Jones Industrial Average**                      +18.12          +17.59        +461.64/+158.83
Standard & Poor's 500 Index**                       +28.58          +21.30        +479.62/+188.38

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are Class A & Class B Shares, for the ten years ended 12/31/98 and Class C & Class D Shares, from 10/21/94 to 12/31/98.
**An unmanaged broad-based index comprised of common stocks. Ten years/since inception total returns are for the ten years ended 12/31/98 and from 10/21/94 to 12/31/98, respectively.


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


SCHEDULE OF INVESTMENTS
                              Shares                                                                    Value      Percent of
Industry                       Held                        Stocks                         Cost        (Note 1a)    Net Assets

Low Price to Book Value
Metals/Non-Ferrous          1,400,000    ASARCO Incorporated                        $   36,667,971   $    21,087,500    0.2%
Insurance                   2,500,000    American General Corporation                   54,530,936       195,000,000    1.6
Insurance                     260,000    American National Insurance Company             9,749,442        21,450,000    0.2
Steel                       4,500,000  ++Bethlehem Steel Corporation                    56,745,956        37,687,500    0.3
Aerospace                   3,800,000    The Boeing Co.                                127,722,727       123,975,000    1.0
Restaurants                 3,900,000    Darden Restaurants, Inc.                       36,505,673        70,200,000    0.6
Information Processing      1,700,000  ++Data General Corporation                       23,665,586        27,943,750    0.2
Retail                      3,200,000  ++Federated Department Stores, Inc.             101,593,301       139,400,000    1.1
Capital Goods               2,500,000    Fluor Corporation                             134,723,501       106,406,250    0.8
Automotive                  4,600,000    Ford Motor Company                             91,435,351       269,962,500    2.2
Automotive                  2,600,000    General Motors Corporation                    114,646,840       186,062,500    1.5
Insurance                   2,500,000    The Hartford Financial Services Group, Inc.    31,155,644       137,187,500    1.1
Chemicals                   1,200,000    Imperial Chemical Industries PLC (ADR)*        66,336,804        41,925,000    0.3
Paper & Forest Products     2,200,000    International Paper Company                    83,127,628        98,587,500    0.8
Retail                      6,000,000  ++Kmart Corporation                              72,061,012        91,875,000    0.7
Insurance                   1,400,000    PartnerRe Ltd.                                 29,498,937        64,050,000    0.5
Beverages                   2,000,000    The Seagram Company Ltd.                       67,693,445        76,000,000    0.6
Steel                       3,000,000    USX-U.S. Steel Group                           90,807,536        69,000,000    0.5
Chemicals                   2,600,000    Union Carbide Corporation                      84,717,281       110,500,000    0.9
Railroads                   4,400,000    Union Pacific Corporation                     197,975,344       198,275,000    1.6
Retail                      4,000,000    Venator Group, Inc.                            55,901,671        25,750,000    0.2
Banking                     9,600,000    Wells Fargo Company                           152,700,107       383,400,000    3.1
                                                                                    --------------   ---------------  ------
                                                                                     1,719,962,693     2,495,725,000   20.0

Below-Average Price/Earnings Ratio

Telecommunications          2,800,000    AT&T Corp.                                    100,871,726       210,700,000    1.7
Insurance                   5,000,000    The Allstate Corporation                       58,084,911       193,125,000    1.5
Banking                     2,600,000    BankAmerica Corporation                        73,705,440       156,325,000    1.3
Farm & Construction
Equipment                   4,000,000    Caterpillar Inc.                              216,034,335       184,000,000    1.5
Banking                     8,200,000    Citigroup Inc.                                186,320,196       405,900,000    3.3
Farm & Construction
Equipment                   5,000,000    Deere & Company                               127,302,509       165,625,000    1.3
Oil Services & Equipment    4,300,000    Diamond Offshore Drilling, Inc.               179,184,079       101,856,250    0.8
Photography                 1,650,000    Eastman Kodak Company                          95,813,937       118,800,000    0.9
Capital Goods               1,900,000    Eaton Corporation                             112,837,489       134,306,250    1.1
Oil Services & Equipment    3,700,000    Halliburton Company                            89,026,834       109,612,500    0.9
Chemicals                   2,600,000    Hercules Incorporated                          69,675,936        71,175,000    0.6
Information Processing      3,000,000    Hewlett-Packard Company                       176,124,934       204,937,500    1.6
Machinery                   4,400,000    ITT Industries, Inc.                           97,507,038       174,900,000    1.4
Machinery                   3,600,000    Ingersoll-Rand Company                         83,867,995       168,975,000    1.4
Electrical Equipment        3,400,000    Koninklijke (Royal) Philips Electronics
                                         N.V. (NY Registered Shares)                   102,305,643       230,137,500    1.8
Tobacco                     3,600,000    Philip Morris Companies Inc.                  121,046,095       192,600,000    1.5
Fertilizers                 1,600,000    Potash Corporation of Saskatchewan Inc.       125,426,223       102,200,000    0.8
Retail                      4,000,000    Sears, Roebuck and Co.                        123,523,136       170,000,000    1.4
Electronics                 2,400,000    Tektronix, Inc. (a)                            62,202,224        72,150,000    0.6
Electrical Equipment        2,000,000    Thomas & Betts Corporation                     94,512,198        86,625,000    0.7
Savings & Loans             2,520,000    Washington Mutual, Inc.                        35,180,899        96,232,500    0.8
                                                                                    --------------   ---------------  ------
                                                                                     2,330,553,777     3,350,182,500   26.9



Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
                              Shares                                                                    Value      Percent of
Industry                       Held                           Stocks                      Cost        (Note 1a)    Net Assets

Above-Average Yield
Oil--Domestic               2,300,000    Atlantic Richfield Company                 $  130,818,339    $  150,075,000    1.2%
Telecommunications          2,900,000    Bell Atlantic Corporation                      78,567,640       153,700,000    1.2
Oil--International          2,016,672    British Petroleum Company PLC (ADR)*           70,853,905       191,583,840    1.5
Utilities--Electric         2,000,000    CINergy Corp.                                  56,772,786        68,750,000    0.5
Oil--International          2,550,000    Chevron Corporation                           119,882,204       211,490,625    1.7
Utilities--Electric         1,550,000    Consolidated Edison, Inc.                      36,876,249        81,956,250    0.7
Utilities--Electric           956,250    DPL, Inc.                                       6,204,369        20,678,906    0.2
Chemicals                   4,000,000    du Pont (E.I.) de Nemours and Company         181,450,756       212,250,000    1.7
Utilities--Electric         3,000,000    Entergy Corporation                            69,641,133        93,375,000    0.7
Telecommunications          3,300,000    GTE Corporation                               109,572,500       214,500,000    1.7
Foods                       1,900,000    General Mills, Inc.                            97,543,255       147,725,000    1.2
Real Estate Investment        440,000    Irvine Apartment Communities, Inc.              7,126,791        14,025,000    0.1
Trust
Real Estate Investment        900,000    Liberty Property Trust                         17,263,193        22,162,500    0.2
Trust
Real Estate Investment        500,000    The Mills Corporation                          10,080,375         9,937,500    0.1
Trust
Oil--International          3,400,000    Mobil Corporation                             118,294,543       296,225,000    2.4
Utilities--Electric         2,400,000    NIPSCO Industries, Inc.                        27,387,777        73,050,000    0.6
Banking                     1,800,000    National City Corporation                     119,363,090       130,500,000    1.0
Oil--Domestic               4,200,000    Occidental Petroleum Corporation               92,844,446        70,875,000    0.6
Utilities--Electric         2,400,000    PECO Energy Company                            56,812,882        99,900,000    0.8
Utilities--Electric         1,800,000    Public Service Enterprise Group
                                         Incorporated                                   48,476,636        72,000,000    0.6
Oil--International          5,300,000    Royal Dutch Petroleum Company
                                         (NY Registered Shares)                        150,095,978       253,737,500    2.0
Real Estate Investment      1,600,000    Simon Property Group Inc.                      32,239,889        45,600,000    0.4
Trust
Real Estate Investment Trust  500,000    Summit Properties Inc.                          9,048,400         8,625,000    0.1
Oil--International          3,500,000    Texaco Inc.                                   133,671,295       185,062,500    1.5
Utilities--Electric         2,900,000    Texas Utilities Company                       103,140,138       135,393,750    1.1
Telecommunications          3,000,000    U S West, Inc.                                 77,072,442       193,875,000    1.6
                                                                                    --------------   ---------------  ------
                                                                                     1,961,101,011     3,157,053,371   25.4

Special Solutions

Telecommunications          4,000,000    Ameritech Corporation                         129,713,471       253,500,000    2.0
Semiconductors              4,400,000    Applied Materials, Inc.                       148,012,345       187,825,000    1.5
Savings & Loans             3,400,000    Associates First Capital Corporation
                                         (Class A)                                      76,156,826       144,075,000    1.1
Pharmaceuticals             1,200,000    Bristol-Myers Squibb Company                   34,026,064       160,575,000    1.3
Oil--International          4,500,000    Exxon Corporation                             167,157,353       329,062,500    2.6
Information Processing      2,800,000    International Business Machines
                                         Corporation                                   110,578,394       517,300,000    4.2
Pharmaceuticals               400,000    Merck & Co., Inc.                              15,081,688        59,075,000    0.5
Telecommunications          1,632,000    Telefonica S.A. (ADR)*                         63,336,735       220,932,000    1.8
Semiconductors              1,650,000    Texas Instruments Incorporated                 74,986,144       141,178,125    1.1
Information Processing      5,000,000  ++Unisys Corporation                             53,702,547       172,187,500    1.4
Pharmaceuticals             1,320,000    Zeneca Group PLC (ADR)*                        12,980,000        59,235,000    0.5
                                                                                    --------------   ---------------  ------
                                                                                       885,731,567     2,244,945,125   18.0

                                         Total Stocks                                6,897,349,048    11,247,905,996   90.3


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
                               Face                                                                     Value      Percent of
                              Amount                          Issue                       Cost        (Note 1a)    Net Assets

Short-Term Securities
Commercial Paper**        $65,000,000    Amsterdam Funding Corp., 5.40% due
                                         1/12/1999                                  $   64,883,000   $    64,883,000    0.5%
                           16,041,000    Block Financial Corp., 5.28% due 1/11/1999     16,015,121        16,015,121    0.1
                           10,000,000    CSW Credit Inc., 5.21% due 1/26/1999            9,962,372         9,962,372    0.1
                           50,000,000    CXC Incorporated, 5.30% due 1/13/1999          49,904,306        49,904,306    0.4
                           43,762,000    Clipper Receivables Corp., 5.45% due
                                         1/07/1999                                      43,715,624        43,715,624    0.4
                                         Concord Minutemen Capital Co. LLC:
                           25,000,000      5.45% due 1/11/1999                          24,958,368        24,958,368    0.2
                           15,300,000      5.40% due 1/13/1999                          15,270,165        15,270,165    0.1
                           60,540,000      5.58% due 1/13/1999                          60,418,012        60,418,012    0.5
                           24,000,000      5.45% due 1/15/1999                          23,945,500        23,945,500    0.2
                           14,000,000    Corporate Asset Funding Co., Inc., 5.32%
                                         due 1/29/1999                                  13,940,002        13,940,002    0.1
                           30,272,000    Delaware Funding Corp., 5.60% due
                                         1/05/1999                                      30,248,455        30,248,455    0.3
                           50,000,000    Edison Asset Securitization LLC, 5.55% due
                                         1/04/1999                                      49,969,167        49,969,167    0.4
                                           Eureka Securitization Inc.:
                           35,000,000      5.48% due 1/06/1999                          34,968,033        34,968,033    0.3
                           50,000,000      5.48% due 1/08/1999                          49,939,111        49,939,111    0.4
                           31,080,000    Falcon Asset Securitization Corp., 5.53%
                                         due 1/11/1999                                  31,027,483        31,027,483    0.3
                           24,857,000    General Motors Acceptance Corp., 5.13%
                                         due 1/04/1999                                  24,842,831        24,842,831    0.2
                           50,000,000    Greyhawk Capital Corp., 5.40% due
                                         1/12/1999                                      49,910,000        49,910,000    0.4
                           70,000,000    International Securitization Corp., 5.63%
                                         due 1/14/1999                                  69,846,739        69,846,739    0.6
                                           Lexington Parker Capital Company, LLC:
                           40,000,000      5.45% due 1/04/1999                          39,975,778        39,975,778    0.3
                           50,000,000      5.45% due 1/05/1999                          49,962,153        49,962,153    0.4
                           30,000,000      5.58% due 1/15/1999                          29,930,250        29,930,250    0.2
                           25,712,000    Metropolitan Life Insurance Company,
                                         5.30% due 1/06/1999                            25,689,288        25,689,288    0.2
                                         Preferred Receivables Funding Corp.:
                           13,300,000      5.60% due 1/05/1999                          13,289,656        13,289,656    0.1
                           50,000,000      5.52% due 1/22/1999                          49,831,333        49,831,333    0.4
                           50,000,000    Riverwoods Funding Corp., 5.44% due
                                         1/11/1999                                      49,916,889        49,916,889    0.4
                           27,000,000    Three Rivers Funding Corp., 5.60% due
                                         1/15/1999                                      26,937,000        26,937,000    0.2
                                           Variable Funding Capital Corp.:
                           11,915,000      5.65% due 1/04/1999                          11,907,520        11,907,520    0.1
                           50,000,000      5.50% due 1/06/1999                          49,954,167        49,954,167    0.4
                           50,000,000      5.54% due 1/08/1999                          49,938,444        49,938,444    0.4
                           30,000,000      5.38% due 1/14/1999                          29,937,233        29,937,233    0.2
                           25,000,000    Vermont American Corp., 5.50% due
                                         1/21/1999                                      24,919,792        24,919,792    0.2
                           50,000,000    WCP Funding Inc., 5.48% due 1/07/1999          49,946,722        49,946,722    0.4
                                                                                    --------------   ---------------  ------
                                                                                     1,165,900,514     1,165,900,514    9.4


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


SCHEDULE OF INVESTMENTS (concluded)
                               Face                                                                     Value      Percent of
                              Amount                          Issue                       Cost        (Note 1a)    Net Assets

Short-Term Securities (concluded)
US Government Agency                     Federal Home Loan Mortgage Corporation:
Obligations**             $24,771,000      5.09% due 1/08/1999                      $   24,742,981   $    24,742,981    0.2%
                           47,606,000      5.10% due 1/08/1999                          47,552,047        47,552,047    0.4

                                                                                        72,295,028        72,295,028    0.6

                                         Total Short-Term Securities                 1,238,195,542     1,238,195,542   10.0

Total Investments                                                                   $8,135,544,590    12,486,101,538  100.3
                                                                                    ==============
Liabilities in Excess of Other Assets                                                                    (34,652,736)  (0.3)
                                                                                                     ---------------  ------
Net Assets                                                                                           $12,451,448,802  100.0%
                                                                                                     ===============  ======


 ++Non-income producing security.
  *American Depositary Receipts (ADR).
 **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

                                   Net Share       Net        Dividend
   Industry         Affiliate       Activity       Cost        Income

   Electronics   Tektronix, Inc.    150,000     $3,569,505    $  558,000


   See Notes to Financial Statements.



PORTFOLIO INFORMATION

As of December 31, 1998
                                           Percent of
Ten Largest Stock Holdings                 Net Assets

International Business Machines
  Corporation                                  4.2%
Citigroup Inc.                                 3.3
Wells Fargo Company                            3.1
Exxon Corporation                              2.6
Mobil Corporation                              2.4
Ford Motor Company                             2.2
Royal Dutch Petroleum Company
  (NY Registered Shares)                       2.0
Ameritech Corporation                          2.0
Koninklijke (Royal) Philips Electronics
  N.V. (NY Registered Shares)                  1.8
Telefonica S.A. (ADR)                          1.8


Portfolio Changes for the Quarter
Ended December 31, 1998

Additions
The Boeing Co.

Deletions
Starwood Hotels & Resorts Worldwide, Inc.



Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of December 31, 1998
Assets:             Investments, at value (identified cost--$8,135,544,590) (Note 1a)                    $12,486,101,538
                    Cash                                                                                             326
                    Receivables:
                      Dividends                                                        $    17,202,451
                      Capital shares sold                                                   15,621,568        32,824,019
                                                                                       ---------------
                    Prepaid registration fees and other assets (Note 1d)                                         206,428
                                                                                                         ---------------
                    Total assets                                                                          12,519,132,311
                                                                                                         ---------------

Liabilities:        Payables:
                      Capital shares redeemed                                               38,116,259
                      Securities purchased                                                  17,098,596
                      Distributor (Note 2)                                                   4,789,021
                      Investment adviser (Note 2)                                            4,253,335        64,257,211
                                                                                       ---------------
                    Accrued expenses and other liabilities                                                     3,426,298
                                                                                                         ---------------
                    Total liabilities                                                                         67,683,509
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $12,451,448,802
                                                                                                         ===============

Net Assets          Class A Shares of Common Stock, $0.10 par value, 400,000,000
Consist of:         shares authorized                                                                    $    14,273,595
                    Class B Shares of Common Stock, $0.10 par value, 400,000,000
                    shares authorized                                                                         12,614,873
                    Class C Shares of Common Stock, $0.10 par value, 200,000,000
                    shares authorized                                                                          1,390,673
                    Class D Shares of Common Stock, $0.10 par value, 200,000,000
                    shares authorized                                                                          4,707,132
                    Paid-in capital in excess of par                                                       7,982,685,179
                    Undistributed investment income--net                                                       1,627,598
                    Undistributed realized capital gains on investments--net                                  83,592,804
                    Unrealized appreciation on investments--net                                            4,350,556,948
                                                                                                         ---------------
                    Net assets                                                                           $12,451,448,802
                                                                                                         ===============

Net Asset Value:    Class A--Based on net assets of $5,426,113,030 and 142,735,950
                             shares outstanding                                                          $         38.02
                                                                                                         ===============
                    Class B--Based on net assets of $4,724,527,504 and 126,148,728
                             shares outstanding                                                          $         37.45
                                                                                                         ===============
                    Class C--Based on net assets of $515,166,598 and 13,906,729
                             shares outstanding                                                          $         37.04
                                                                                                         ===============
                    Class D--Based on net assets of $1,785,641,670 and 47,071,319
                             shares outstanding                                                          $         37.93
                                                                                                         ===============

                    See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended December 31, 1998
Investment          Dividends (net of $907,815 foreign withholding tax)                                  $   120,095,718
Income              Interest and discount earned                                                              45,250,960
(Notes 1b & 1c):    Other                                                                                        186,905
                                                                                                         ---------------
                    Total income                                                                             165,533,583
                                                                                                         ---------------

Expenses:           Investment advisory fees (Note 2)                                  $    24,761,001
                    Account maintenance and distribution fees--Class B (Note 2)             23,243,563
                    Transfer agent fees--Class A (Note 2)                                    3,492,174
                    Transfer agent fees--Class B (Note 2)                                    3,370,034
                    Account maintenance and distribution fees--Class C (Note 2)              2,538,039
                    Account maintenance fees--Class D (Note 2)                               2,123,568
                    Transfer agent fees--Class D (Note 2)                                    1,090,309
                    Transfer agent fees--Class C (Note 2)                                      395,430
                    Accounting services (Note 2)                                               356,595
                    Printing and shareholder reports                                           226,542
                    Custodian fees                                                             207,594
                    Registration fees (Note 1d)                                                204,180
                    Professional fees                                                           45,932
                    Directors' fees and expenses                                                21,740
                    Pricing fees                                                                 3,409
                    Other                                                                       90,090
                                                                                       ---------------
                    Total expenses                                                                            62,170,200
                                                                                                         ---------------
                    Investment income--net                                                                   103,363,383
                                                                                                         ---------------

Realized &          Realized gain (loss) from:
Unrealized Gain       Investments--net                                                     200,767,004
(Loss) on             Foreign currency transactions--net                                        (3,687)      200,763,317
Investments--Net                                                                       ---------------
(Notes 1c, 1e,      Change in unrealized appreciation on investments--net                                   (425,199,905)
1f & 3):                                                                                                 ---------------
                    Net Decrease in Net Assets Resulting from Operations                                 $  (121,073,205)
                                                                                                         ===============

                    See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                         For the Six         For the
                                                                                         Months Ended       Year Ended
Increase (Decrease) in Net Assets:                                                      Dec. 31, 1998     June 30, 1998
Operations:         Investment income--net                                             $   103,363,383   $   196,693,190
                    Realized gain on investments and foreign currency
                    transactions--net                                                      200,763,317       950,656,787
                    Change in unrealized appreciation on investments--net                 (425,199,905)    1,196,444,669
                                                                                       ---------------   ---------------
                    Net increase (decrease) in net assets resulting from
                    operations                                                            (121,073,205)    2,343,794,646
                                                                                       ---------------   ---------------

Dividends &         Investment income--net:
Distributions to      Class A                                                             (115,384,648)     (104,991,974)
Shareholders          Class B                                                              (52,615,334)      (48,188,281)
(Note 1g):            Class C                                                               (5,952,343)       (4,614,624)
                      Class D                                                              (31,919,616)      (20,742,423)
                    Realized gain on investments--net:
                      Class A                                                             (342,278,197)     (298,730,147)
                      Class B                                                             (297,574,541)     (254,752,228)
                      Class C                                                              (32,811,336)      (22,962,880)
                      Class D                                                             (104,731,010)      (64,611,806)
                                                                                       ---------------   ---------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                         (983,267,025)     (819,594,363)
                                                                                       ---------------   ---------------

Capital Share       Net increase in net assets derived from capital share
Transactions        transactions                                                           418,125,923     1,378,654,564
(Note 4):                                                                              ---------------   ---------------

Net Assets:         Total increase (decrease) in net assets                              (686,214,307)     2,902,854,847
                    Beginning of period                                                 13,137,663,109    10,234,808,262
                                                                                       ---------------   ---------------
                    End of period*                                                     $12,451,448,802   $13,137,663,109
                                                                                       ===============   ===============

                   *Undistributed investment income--net                               $     1,627,598   $   104,136,156
                                                                                       ===============   ===============

                    See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                      Class A
                                                              For the
The following per share data and ratios have been derived    Six Months
from information provided in the financial statements.         Ended
                                                             Dec. 31,              For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                        1998++      1998++      1997++        1996       1995
Per Share           Net asset value, beginning of period     $    41.55  $    36.50  $    30.22  $    26.44   $    23.17
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .40         .83         .81         .80          .74
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                              (.71)       7.23        7.66        4.31         4.01
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations               (.31)       8.06        8.47        5.11         4.75
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.81)       (.78)       (.80)       (.76)        (.69)
                      Realized gain on investments--net           (2.41)      (2.23)      (1.39)       (.57)        (.79)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (3.22)      (3.01)      (2.19)      (1.33)       (1.48)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    38.02  $    41.55  $    36.50  $    30.22   $    26.44
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           (0.35%)+++  23.23%      29.95%      19.92%       21.67%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .55%*       .54%        .55%        .56%         .59%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        2.14%*      2.14%       2.54%       2.88%        3.19%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                           $5,426,113  $5,888,853  $4,921,834  $3,587,558   $2,834,652
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            6.75%      17.79%      13.00%      13.94%       11.69%
                                                             ==========  ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998



FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                      Class B
                                                              For the
The following per share data and ratios have been derived    Six Months
from information provided in the financial statements.         Ended
                                                             Dec. 31,              For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                        1998++       1998++      1997++       1996        1995
Per Share           Net asset value, beginning of period     $    40.78  $    35.89  $    29.76  $    26.08   $    22.87
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .21         .43         .48         .53          .53
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                              (.71)       7.11        7.55        4.23         3.93
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations               (.50)       7.54        8.03        4.76         4.46
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.42)       (.42)       (.51)       (.51)        (.46)
                      Realized gain on investments--net           (2.41)      (2.23)      (1.39)       (.57)        (.79)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (2.83)      (2.65)      (1.90)      (1.08)       (1.25)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    37.45  $    40.78  $    35.89  $    29.76   $    26.08
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           (0.87%)+++  21.97%      28.61%      18.71%       20.45%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      1.57%*      1.56%       1.57%       1.58%        1.61%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        1.12%*      1.13%       1.53%       1.86%        2.16%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $4,724,527  $4,976,004  $4,088,755  $3,288,963   $2,464,248
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            6.75%      17.79%      13.00%      13.94%       11.69%
                                                             ==========  ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998



FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                      Class C
                                                              For the                                          For the
The following per share data and ratios have been derived    Six Months                                         Period
from information provided in the financial statements.         Ended                                        Oct. 21, 1994++++
                                                             Dec. 31,       For the Year Ended June 30,      to June 30,
Increase (Decrease) in Net Asset Value:                        1998++       1998++      1997++        1996       1995
Per Share           Net asset value, beginning of period     $    40.39  $    35.59  $    29.56  $    25.98   $    22.92
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .20         .43         .47         .55          .44
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                              (.70)       7.04        7.49        4.18         3.05
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations               (.50)       7.47        7.96        4.73         3.49
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.44)       (.44)       (.54)       (.58)        (.33)
                      Realized gain on investments--net           (2.41)      (2.23)      (1.39)       (.57)        (.10)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (2.85)      (2.67)      (1.93)      (1.15)        (.43)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    37.04  $    40.39  $    35.59  $    29.56   $    25.98
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           (0.90%)+++  21.98%      28.60%      18.69%       15.59%+++
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      1.58%*      1.57%       1.58%       1.59%        1.66%*
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        1.12%*      1.12%       1.51%       1.83%        2.09%*
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $  515,167  $  538,104  $  337,828  $  211,787   $   74,334
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            6.75%      17.79%      13.00%      13.94%       11.69%
                                                             ==========  ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                ++++Commencement of operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                      Class D
                                                              For the                                          For the
The following per share data and ratios have been derived    Six Months                                         Period
from information provided in the financial statements.         Ended                                        Oct. 21, 1994++++
                                                             Dec. 31,       For the Year Ended June 30,      to June 30,
Increase (Decrease) in Net Asset Value:                         1998++      1998++      1997++       1996        1995
Per Share           Net asset value, beginning of period     $    41.42  $    36.42  $    30.16  $    26.41   $    23.19
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .35         .74         .73         .76          .50
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                              (.71)       7.19        7.66        4.27         3.17
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations               (.36)       7.93        8.39        5.03         3.67
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.72)       (.70)       (.74)       (.71)        (.35)
                      Realized gain on investments--net           (2.41)      (2.23)      (1.39)       (.57)        (.10)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (3.13)      (2.93)      (2.13)      (1.28)        (.45)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    37.93  $    41.42  $    36.42  $    30.16   $    26.41
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           (0.49%)+++  22.89%      29.65%      19.61%       16.23%+++
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .80%*       .79%        .80%        .81%         .87%*
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        1.89%*      1.89%       2.28%       2.61%        2.88%*
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $1,785,642  $1,734,702  $  886,391  $  434,396   $  203,033
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            6.75%      17.79%      13.00%      13.94%       11.69%
                                                             ==========  ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                ++++Commencement of operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Basic Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be withheld on interest, dividends, and capital gains at various rates.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Fund is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability.
The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction) the Fund realizes a gain or loss on the option to the extent of the premiums received or paid
(or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).


Merrill Lynch Basic Value Fund
December 31, 1998


Written options are non-income producing investments.

(f) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's daily net assets at the following annual rates:
0.60% of the Fund's average daily net assets not exceeding $100 million; 0.50% of the Fund's average daily net assets in excess $100 million but not exceeding $200 million; and 0.40% of average daily net assets in excess of $200 million.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees, which are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                      Account
                                    Maintenance   Distribution
                                        Fee           Fee

Class B                                 0.25%         0.75%
Class C                                 0.25%         0.75%
Class D                                 0.25%          --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                       MLFD         MLPF&S

Class A                              $13,717       $186,759
Class D                              $38,560       $551,864


For the six months ended December 31, 1998, MLPF&S received contingent deferred sales charges of $2,635,045 and $99,696 relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $4,174 relating to transactions subject to front-end sales charge waivers in Class A Shares.

In addition, MLPF&S received $79,500 in commissions on the execution of portfolio security transactions for the Fund for the six months ended December 31, 1998.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 1998 were $994,398,767 and $714,567,370, respectively.

Net realized gains (losses) for the six months ended December 31, 1998 and net unrealized gains as of December 31, 1998 were as follows:

                                   Realized       Unrealized
                                Gains (Losses)      Gains

Long-term investments            $200,757,249   $4,350,556,948
Short-term investments                  9,755               --
Foreign currency
transaction                            (3,687)              --
                                 ------------   --------------
Total                            $200,763,317   $4,350,556,948
                                 ============   ==============


As of December 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $4,350,556,948, of which $4,656,643,168 related to appreciated securities and $306,086,220 related to depreciated securities. At December 31, 1998, the aggregate cost of investments for Federal income tax purposes was $8,135,544,590.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $418,125,923 and $1,378,654,564 for the six months ended
December 31, 1998 and for the year ended June 30, 1998, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six                          Dollar
Months Ended Dec. 31, 1998            Shares        Amount

Shares sold                        10,453,667   $  390,204,358
Shares issued to shareholders
in reinvestment of dividends
and distributions                  11,153,781      409,873,748
                                  -----------   --------------
Total issued                       21,607,448      800,078,106
Shares redeemed                   (20,604,624)    (758,397,013)
                                  -----------   --------------
Net increase                        1,002,824   $   41,681,093
                                  ===========   ==============


Class A Shares for the Year                         Dollar
Ended June 30, 1998                   Shares        Amount

Shares sold                        25,708,451   $1,003,040,580
Shares issued to shareholders
in reinvestment of dividends
and distributions                   9,831,759      365,328,091
                                  -----------   --------------
Total issued                       35,540,210    1,368,368,671
Shares redeemed                   (28,641,119)  (1,113,034,866)
                                  -----------   --------------
Net increase                        6,899,091   $  255,333,805
                                  ===========   ==============


Class B Shares for the Six                          Dollar
Months Ended Dec. 31, 1998            Shares        Amount

Shares sold                        14,873,923   $  544,983,555
Shares issued to shareholders
in reinvestment of dividends
and distributions                   8,668,007      313,408,370
                                  -----------   --------------
Total issued                       23,541,930      858,391,925
Automatic conversion of
shares                             (3,032,460)    (109,920,230)
Shares redeemed                   (16,374,452)    (589,167,828)
                                  -----------   --------------
Net increase                        4,135,018   $  159,303,867
                                  ===========   ==============


Class B Shares for the Year                         Dollar
Ended June 30, 1998                   Shares        Amount

Shares sold                        33,888,364   $1,301,745,206
Shares issued to shareholders
in reinvestment of dividends
and distributions                   7,366,044      269,955,814
                                  -----------   --------------
Total issued                       41,254,408    1,571,701,020
Automatic conversion of
shares                            (12,361,173)    (468,787,712)
Shares redeemed                   (20,794,428)    (797,426,917)
                                  -----------   --------------
Net increase                        8,098,807   $  305,486,391
                                  ===========   ==============


Class C Shares for the Six                          Dollar
Months Ended Dec. 31, 1998            Shares        Amount

Shares sold                         1,825,935   $   66,613,355
Shares issued to shareholders
in reinvestment of dividends
and distributions                     968,946       34,651,917
                                  -----------   --------------
Total issued                        2,794,881      101,265,272
Shares redeemed                    (2,212,132)     (78,551,674)
                                  -----------   --------------
Net increase                          582,749   $   22,713,598
                                  ===========   ==============


Merrill Lynch Basic Value Fund, Inc.
December 31, 1998



Class C Shares for the Year                         Dollar
Ended June 30, 1998                   Shares        Amount

Shares sold                         5,944,133   $  226,061,127
Shares issued to shareholders
in reinvestment of dividends
and distributions                     685,367       24,889,642
                                  -----------   --------------
Total issued                        6,629,500      250,950,769
Shares redeemed                    (2,796,591)    (106,127,637)
                                  -----------   --------------
Net increase                        3,832,909   $  144,823,132
                                  ===========   ==============



Class D Shares for the Six                          Dollar
Months Ended Dec. 31, 1998            Shares        Amount

Shares sold                         4,899,575   $  183,402,557
Automatic conversion of
shares                              2,989,612      109,920,230
Shares issued to shareholders
in reinvestment of dividends
and distributions                   3,334,999      122,301,439
                                  -----------   --------------
Total issued                       11,224,186      415,624,226
Shares redeemed                    (6,029,963)    (221,196,861)
                                  -----------   --------------
Net increase                        5,194,223   $  194,427,365
                                  ===========   ==============


Class D Shares for the Year                         Dollar
Ended June 30, 1998                   Shares        Amount

Shares sold                        10,001,666   $  390,347,881
Automatic conversion of
shares                             12,192,461      468,787,712
Shares issued to shareholders
in reinvestment of dividends
and distributions                   2,069,455       76,804,608
                                  -----------   --------------
Total issued                       24,263,582      935,940,201
Shares redeemed                    (6,725,865)    (262,928,965)
                                  -----------   --------------
Net increase                       17,537,717   $  673,011,236
                                  ===========   ==============




OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Paul M. Hoffmann, Senior Vice President
 and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863